Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Total Ucommune International Ltd. shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 55		¥ 4,230,656		¥ 5,065		¥ (2,240,205)		¥ 4,742		¥ 2,000,313		¥ 185,303		¥ 2,185,616
Balance (in Shares) | shares	[1]	335,224	335,224
Balance at Dec. 31, 2020		¥ 55		4,230,656		5,065		(2,240,205)		4,742		2,000,313		185,303		2,185,616
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	335,224	335,224
Net loss								(1,996,413)				(1,996,413)		(166,424)		(2,162,837)
Foreign currency translation adjustment										(3,651)		(3,651)				(3,651)
Provision for statutory reserve						986		(986)
Share issuance upon the underwritten public offering, net of issuance costs		¥ 4		93,311								93,315				93,315
Share issuance upon the underwritten public offering, net of issuance costs (in Shares) | shares	[1]	20,577	20,577
Issuance of Earn-out shares to the Founder		¥ 1		(1)
Issuance of Earn-out shares to the Founder (in Shares) | shares	[1]	8,334	8,334
Stock-based compensation				244,339								244,339				244,339
Capital contribution from noncontrolling shareholders				140								140		25		165
Capital injection to a subsidiary				(1,902)								(1,902)		1,902
Addition of noncontrolling interest in connection with acquisition														22,400		22,400
Acquisition of noncontrolling interest				375								375		(1,075)		(700)
Disposal of subsidiaries				38								38		(874)		(836)
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	3	3
Capital reduction from noncontrolling shareholders														(100)		(100)
Balance at Dec. 31, 2021		¥ 60		4,566,956		6,051		(4,237,604)		1,091		336,554		41,157		377,711
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	364,138	364,138
Balance (in Dollars)		¥ 60		4,566,956		6,051		(4,237,604)		1,091		336,554		41,157		377,711
Balance (in Shares) | shares	[1]	364,138	364,138
Net loss								(291,674)				(291,674)		(30,822)		(322,496)
Shares issued for conversion of convertible debt		¥ 3		3,679								3,682				3,682
Shares issued for conversion of convertible debt (in Shares) | shares	[1]	20,983	20,983
Disposal of PPE to a related party under the same control				(13,128)								(13,128)				(13,128)
Foreign currency translation adjustment				(25,057)						23,206		(1,851)		(23)		(1,874)
Provision for statutory reserve						195		(195)
Stock-based compensation				17,684								17,684				17,684
Capital contribution from noncontrolling shareholders				351								351		544		895
Disposal of subsidiaries				(351)								(351)		15,269		14,918
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	350	350
Balance at Dec. 31, 2022		¥ 63		4,550,134		6,246		(4,529,473)		24,297		51,267		26,125		77,392
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	385,471	385,471
Balance (in Dollars)		¥ 63		4,550,134		6,246		(4,529,473)		24,297		51,267		26,125		77,392
Balance (in Shares) | shares	[1]	385,471	385,471
Net loss								(4,864)				(4,864)		(17,692)		(22,556)	$ (3,178)
Shares issued for conversion of convertible debt		¥ 36		15,174								15,210				15,210
Shares issued for conversion of convertible debt (in Shares) | shares	[1]	213,138	213,138
Adoption of ASC 326								(6,308)				(6,308)				(6,308)
Foreign currency translation adjustment										(1,543)		(1,543)		(5)		(1,548)
Provision for statutory reserve						203		(203)
Stock-based compensation				8,207								8,207				8,207
Stock-based compensation (in Shares) | shares	[1]	18,332	18,332
Capital contribution from noncontrolling shareholders														500		500
Disposal of subsidiaries														(1,377)		(1,377)
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	34,224	34,224
Balance at Dec. 31, 2023		¥ 99	$ 14	4,573,515	$ 644,166	6,449	$ 908	(4,540,848)	$ (639,565)	22,754	$ 3,205	61,969	$ 8,728	7,551	$ 1,064	69,520	9,792
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	651,165	651,165
Balance (in Dollars)		¥ 99	$ 14	¥ 4,573,515	$ 644,166	¥ 6,449	$ 908	¥ (4,540,848)	$ (639,565)	¥ 22,754	$ 3,205	¥ 61,969	$ 8,728	¥ 7,551	$ 1,064	¥ 69,520	$ 9,792
Balance (in Shares) | shares	[1]	651,165	651,165

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.